Derivatives - Summary of Fair Value of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 56,996	$ 56,195
Derivative financial liabilities	48,270	51,214
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	50,934	49,047
Derivative financial liabilities	42,442	45,014
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,484	14,289
Derivative financial liabilities	7,834	11,518
Trading Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets		1
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	37	69
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9,931	13,861
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	516	358
Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	39	72
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	7,229	11,120
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	566	326
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	36,613	33,412
Derivative financial liabilities	32,178	30,518
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	486	330
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	17,638	16,461
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	18,489	16,621
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	543	310
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	15,943	14,589
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	15,692	15,619
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9	34
Derivative financial liabilities	231	251
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9	34
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	230	250
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	1
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,828	1,312
Derivative financial liabilities	2,199	2,727
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,537	534
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,291	778
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,362	2,093
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	837	634
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,062	7,148
Derivative financial liabilities	5,828	6,200
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,914	1,056
Derivative financial liabilities	1,899	1,297
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	1
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,893	1,023
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	19	32
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,898	1,296
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	1
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,062	4,415
Derivative financial liabilities	2,740	3,091
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	333	647
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,729	3,768
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	327	639
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,413	2,452
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	155	105
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	155	105
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,086	1,677
Derivative financial liabilities	1,034	1,707
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,086	1,677
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 1,034	$ 1,707